Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increased Regulatory Liabilities due to Income Taxes		$ 1,038.0
Current Federal Tax Expense (Benefit)		26.3	$ 2.9	$ (17.5)
Current State and Local Tax Expense (Benefit)		(4.3)	(5.3)	(5.3)
Current Income Tax Expense (Benefit)		22.0	(2.4)	(22.8)
Deferred Federal Income Tax Expense (Benefit)		100.0	99.8	117.0
Deferred State and Local Income Tax Expense (Benefit)		19.9	17.2	11.3
Deferred Income Tax Expense (Benefit)		119.9	117.0	128.3
Investment Tax Credit		(0.1)	(0.2)	(0.7)
Income Tax Expense (Benefit)		$ 141.8	$ 114.4	$ 104.8
Statutory federal tax rate		35.00%	35.00%	35.00%
Amortization of net unfunded deferred taxes		0.90%	0.80%	0.90%
Federal investment tax credits, net		0.00%	(0.90%)	(0.20%)
State income taxes, net of Federal income tax benefit		2.20%	1.80%	0.50%
Federal renewable energy credit	[1]	(6.10%)	(8.20%)	(8.80%)
Uncertain tax positions		0.00%	0.10%	0.70%
Other		(0.30%)	0.10%	(0.10%)
Effective income tax rate		31.70%	28.70%	28.00%
Accelerated depreciation and other property related differences		$ 1,449.6	$ 2,101.4
OG&E Pension Plan		28.4	48.0
Regulatory asset		18.9	34.4
Income taxes (recoverable from) refundable to customers, net		(244.3)	24.1
Bond redemption-unamortized costs		2.6	4.3
Federal tax credits		(218.3)	(209.3)
State tax credits		(129.2)	(102.6)
Postretirement medical and life insurance benefits		(17.4)	(34.3)
Regulatory liabilities		(16.8)	(34.6)
Asset retirement obligations		(19.2)	(24.5)
Net operating losses		(11.2)	(26.1)
Other		(4.8)	(16.7)
Accrued liabilities		(3.8)	(8.0)
Accrued vacation		(1.4)	(2.4)
Deferred federal investment tax credits		(0.5)	(0.8)
Uncollectible accounts		(0.4)	0.6
Total deferred income tax liabilities, net		832.2	1,752.3
Unrecognized Tax Benefits		20.7	20.7	$ 20.2	$ 16.1
Current year additions		0.0	0.5	4.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0.0
Tax Credit Carryforward, Deferred Tax Asset		218.3	209.3
State operating loss [Member]
Operating Loss Carryforwards		250.5
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		$ 11.2
Tax Credit Carryforward, Expiration Date		Dec. 31, 2030
Federal tax credits [Member]
Federal tax credits		$ (218.3)
Tax Credit Carryforward, Amount		218.3
Tax Credit Carryforward, Deferred Tax Asset		$ 218.3
Tax Credit Carryforward, Expiration Date		Dec. 31, 2029
Oklahoma investment tax credits [Member]
Federal tax credits		$ (101.3)
Tax Credit Carryforward, Amount		128.2
Tax Credit Carryforward, Deferred Tax Asset		101.3
Oklahoma capital investment board credits [Member]
Federal tax credits		(8.5)
Tax Credit Carryforward, Amount		8.5
Tax Credit Carryforward, Deferred Tax Asset		8.5
Oklahoma zero emission tax credits [Member]
Federal tax credits		(19.4)
Tax Credit Carryforward, Amount		24.1
Tax Credit Carryforward, Deferred Tax Asset		$ 19.4
Tax Credit Carryforward, Expiration Date		Dec. 31, 2020
OG&E [Member]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 16.4	$ 13.5	$ 13.2

[1]	Represents credits associated with the production from OG&E's wind farms.